ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Textual) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable And Accrued Liabilities [Line Items]
Accrued Professional Fees, Current			$ 336,111
Accrual for Software Development Fee		$ 226,906	95,318
Accounts Payable and Accrued Liabilities, Current, Total	$ 331,450	277,518	480,919
Accrued Marketing Costs, Current		$ 13,650	28,500
Accrued Rent, Current			$ 9,000